INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 8,377	$ 5,605
Work in progress, net	3,884	3,558
Finished goods	4,935	2,081
Inventory net	$ 17,196	$ 11,244